Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation, Amortization and Impairment

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2015	2014	2013

Depreciation of property, plant and equipment	262	219	246
Amortization of internal use software	26	31	32
Amortization of other identified intangible assets	229	155	236

	517	405	514

Other Income (Expense)	Other income (expense)

	2015	2014	2013

Result on disposal of businesses	1,257	6	—
Result on disposal of properties	6	3	2
Other income (expense)	—	1	7

	1,263	10	9

Financial Income (Expense)

Financial income (expense)

	2015	2014	2013

Interest income	6	3	3
Interest expense	(227)	(158)	(214)

Total interest expense, net	(221)	(155)	(211)
Net gain (loss) on extinguishment of debt	—	(3)	(114)
Foreign exchange rate results	(193)	(246)	62
Change in fair value of the warrant liability	(31)	(2)	—
Miscellaneous financing costs/income, net	(84)	(4)	(11)

Total other financial income (expense)	(308)	(255)	(63)

Total	(529)	(410)	(274)

Results Relating to Equity-Accounted Investees	Results related to equity-accounted investees at the end of each period were as follows:

	2015	2014	2013

Company’s share in income (loss)	8	8	7
Other results	1	—	51

	9	8	58

Summary of Carrying Value of Investments in Equity-Accounted Investees

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2015		2014
	Shareholding %	Amount	Shareholding %	Amount

ASMC	27	21	27	20
ASEN	40	46	40	40
WeEn	49	59	—	—
Others		15		11

		141		71

Cash Flow Information

Cash Flow Information

	2015	2014	2013

Net cash paid during the period for:
Interest	172	138	174
Income taxes	40	24	34

Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	1,612	11	6
Book value of these assets	(349)	(10)	(4)
Non-cash gains (losses)	—	9	—

	1,263	10	2
Non-cash investing and financing information:
Assets received in lieu of cash from the sale of businesses:
Fair value of available-for-sale securities	—	9	—

Issuance of common stock for business combinations	9,686	—	—

Exchange of Term Loan A1 for Term Loan E	—	400	—
Exchange of Term Loan C for Term Loan D	—	—	400